Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.9%)
	Nucor Corp.	7,139	940
	Alcoa Corp.	7,892	595
	Steel Dynamics Inc.	7,429	524
	Olin Corp.	8,199	422
	Sensient Technologies Corp.	5,043	414
	Mosaic Co.	7,323	384
	CF Industries Holdings Inc.	4,570	371
*	TimkenSteel Corp.	18,468	333
	Valvoline Inc.	9,703	314
	Albemarle Corp.	1,497	293
*	Intrepid Potash Inc.	5,108	291
	Huntsman Corp.	7,135	289
	Ryerson Holding Corp.	10,140	265
	Schnitzer Steel Industries Inc. Class A	4,905	239
	AdvanSix Inc.	5,434	218
*	Energy Fuels Inc.	21,472	175
	Materion Corp.	2,058	172
	Freeport-McMoRan Inc.	3,457	162
*	Uranium Energy Corp.	37,849	151
*	Livent Corp.	5,157	121
*	Century Aluminum Co.	4,507	106
	Tronox Holdings plc Class A	5,074	103
	Glatfelter Corp.	7,236	99
	Boise Cascade Co.	1,064	85
	US Steel Corp.	2,375	65
	Chemours Co.	2,293	63
	Commercial Metals Co.	1,523	59
	Celanese Corp. Class A	324	45
			7,298
Consumer Discretionary (13.8%)
	Costco Wholesale Corp.	3,800	1,973
	Ford Motor Co.	109,946	1,931
*	O'Reilly Automotive Inc.	2,740	1,779
*	AutoZone Inc.	822	1,532
	Home Depot Inc.	3,905	1,233
*	Tesla Inc.	1,253	1,091
	Lowe's Cos. Inc.	3,761	831
	Yum! Brands Inc.	5,040	618
	AMERCO	1,042	602
	Macy's Inc.	20,463	530
*	BJ's Wholesale Club Holdings Inc.	8,370	526
	Dick's Sporting Goods Inc.	4,246	446

		Shares	Market Value ($000)
*	Avis Budget Group Inc.	2,069	380
	Standard Motor Products Inc.	8,393	367
*	Live Nation Entertainment Inc.	3,027	366
	Rush Enterprises Inc. Class A	6,909	359
*	AutoNation Inc.	3,017	346
	Interpublic Group of Cos. Inc.	8,838	325
*	Goodyear Tire & Rubber Co.	18,805	291
	Estee Lauder Cos. Inc. Class A	965	286
*	Scientific Games Corp. Class A	4,463	281
*	Boot Barn Holdings Inc.	3,110	271
*	Golden Entertainment Inc.	4,612	263
*	Genesco Inc.	3,965	254
	Entravision Communications Corp. Class A	39,288	251
	A-Mark Precious Metals Inc.	3,270	234
	Bath & Body Works Inc.	4,337	231
	Target Corp.	1,151	230
	Dillard's Inc. Class A	890	223
	RCI Hospitality Holdings Inc.	3,112	202
	Williams-Sonoma Inc.	1,389	201
*	Capri Holdings Ltd.	2,916	198
*	Clear Channel Outdoor Holdings Inc.	51,548	193
	Movado Group Inc.	4,872	192
*	Chico's FAS Inc.	39,103	184
	International Game Technology plc	5,981	183
	Scholastic Corp.	4,204	177
	Signet Jewelers Ltd.	2,512	177
*	Stagwell Inc.	22,375	170
*	Thryv Holdings Inc.	5,513	168
	Shoe Carnival Inc.	5,559	162
	Tempur Sealy International Inc.	4,745	157
	Carriage Services Inc. Class A	3,178	156
*	Skyline Champion Corp.	2,295	154
*	Trade Desk Inc. Class A	1,801	154
	Clarus Corp.	6,738	153
*	Kura Sushi USA Inc. Class A	2,885	152
	Papa John's International Inc.	1,401	150
*	Full House Resorts Inc.	16,265	143
*	Academy Sports & Outdoors Inc.	4,134	134
	Dollar General Corp.	670	133
	Service Corp. International	2,141	130
*	Chipotle Mexican Grill Inc. Class A	84	128
	H&R Block Inc.	4,968	123
	Advance Auto Parts Inc.	598	122
	Red Rock Resorts Inc. Class A	2,412	121
*	Crocs Inc.	1,425	119
*	Gentherm Inc.	1,316	112
	Nexstar Media Group Inc. Class A	591	109
*	Liquidity Services Inc.	6,203	107
*	SiteOne Landscape Supply Inc.	618	107
*	Mattel Inc.	4,258	106
	Pool Corp.	227	104
*	Hovnanian Enterprises Inc. Class A	1,040	100
*	Everi Holdings Inc.	4,220	99
	Penske Automotive Group Inc.	994	98
	Caleres Inc.	4,423	92
*	XPEL Inc.	1,259	91
*	TravelCenters of America Inc.	2,164	91
*	Lions Gate Entertainment Corp. Class A	5,572	86

		Shares	Market Value ($000)
*	Deckers Outdoor Corp.	296	85
*	ONE Group Hospitality Inc.	7,118	84
	Toll Brothers Inc.	1,450	79
	Century Communities Inc.	1,226	78
*	Floor & Decor Holdings Inc. Class A	816	78
	Interface Inc. Class A	5,997	78
*	Monarch Casino & Resort Inc.	993	77
*	Lululemon Athletica Inc.	236	76
*	MarineMax Inc.	1,644	75
*	Master Craft Boat Holdings Inc.	2,339	67
	Camping World Holdings Inc. Class A	2,036	63
*	Citi Trends Inc.	1,700	63
	Global Industrial Co.	1,954	62
*	SeaWorld Entertainment Inc.	882	61
	Churchill Downs Inc.	250	60
	Cato Corp. Class A	3,366	59
	Franchise Group Inc.	1,390	59
*	ODP Corp.	1,328	58
*	Green Brick Partners Inc.	2,385	55
	Lennar Corp. Class A	604	54
	Tractor Supply Co.	263	54
	Hibbett Inc.	1,178	53
	Big 5 Sporting Goods Corp.	3,151	52
	Winnebago Industries Inc.	809	52
	LKQ Corp.	1,070	50
*	Abercrombie & Fitch Co. Class A	1,268	48
	Group 1 Automotive Inc.	260	47
*	Lovesac Co.	1,108	47
*	Malibu Boats Inc. Class A	675	47
	Buckle Inc.	1,286	46
*	Fox Factory Holding Corp.	386	46
	KB Home	1,154	45
*	Coty Inc. Class A	4,643	43
*	LGI Homes Inc.	339	43
	Kontoor Brands Inc.	858	42
*	Century Casinos Inc.	3,320	41
*	M/I Homes Inc.	808	40
*	Adient plc	846	38
*	Liberty Media Corp.- Liberty Formula One Class A	651	37
	Laureate Education Inc. Class A	3,055	33
			26,063
Consumer Staples (5.2%)
	CVS Health Corp.	16,906	1,752
	Flowers Foods Inc.	34,716	952
	Tyson Foods Inc. Class A	9,671	896
	Church & Dwight Co. Inc.	8,798	861
	PepsiCo Inc.	4,725	774
*	Pilgrim's Pride Corp.	30,203	712
	Ingles Markets Inc. Class A	8,540	702
	SpartanNash Co.	19,961	562
	Coca-Cola Consolidated Inc.	958	476
	Kroger Co.	10,063	471
	Albertsons Cos. Inc. Class A	13,667	398
*	United Natural Foods Inc.	6,464	260
*	Celsius Holdings Inc.	2,965	189
*	Hostess Brands Inc. Class A	6,686	144
	Andersons Inc.	2,774	127
	Spectrum Brands Holdings Inc.	1,305	121

		Shares	Market Value ($000)
	Weis Markets Inc.	1,940	120
	Edgewell Personal Care Co.	2,319	83
	MGP Ingredients Inc.	948	75
*	Sprouts Farmers Market Inc.	1,965	56
	Bunge Ltd.	469	49
*	Hain Celestial Group Inc.	1,011	37
			9,817
Energy (13.5%)
	ConocoPhillips	26,322	2,497
	EOG Resources Inc.	18,046	2,074
	Schlumberger NV	45,462	1,784
	Chevron Corp.	11,729	1,689
	Exxon Mobil Corp.	13,301	1,043
	Targa Resources Corp.	13,865	906
	Devon Energy Corp.	14,656	873
	Cheniere Energy Inc.	5,597	744
	ONEOK Inc.	11,067	723
	Marathon Oil Corp.	24,461	552
	Diamondback Energy Inc.	3,867	534
	Ovintiv Inc. (XNYS)	10,833	497
	Williams Cos. Inc.	15,871	496
	Patterson-UTI Energy Inc.	32,874	474
	Pioneer Natural Resources Co.	1,954	468
	Continental Resources Inc.	8,338	462
	PDC Energy Inc.	6,196	400
*	Denbury Inc.	5,420	394
	Marathon Petroleum Corp.	4,907	382
*	Peabody Energy Corp.	22,012	382
*	Antero Resources Corp.	16,544	379
*	Range Resources Corp.	15,799	363
	APA Corp.	10,078	359
	Arch Resources Inc.	2,596	310
	SM Energy Co.	8,652	307
	Murphy Oil Corp.	8,730	303
	Northern Oil and Gas Inc.	11,560	290
	Oasis Petroleum Inc.	2,127	282
*	CONSOL Energy Inc.	8,925	274
	Berry Corp.	26,397	264
*	Centennial Resource Development Inc. Class A	29,844	262
	California Resources Corp.	6,358	262
	Matador Resources Co.	5,122	254
	Halliburton Co.	7,486	251
	Civitas Resources Inc.	4,969	251
	Cactus Inc. Class A	4,845	246
	Whiting Petroleum Corp.	3,097	229
*	Callon Petroleum Co.	3,640	205
	Brigham Minerals Inc. Class A	8,922	203
*	Earthstone Energy Inc. Class A	15,417	200
	Warrior Met Coal Inc.	5,969	188
	Magnolia Oil & Gas Corp. Class A	8,118	181
*	Centrus Energy Corp. Class A	3,791	172
	SunCoke Energy Inc.	21,542	171
	Falcon Minerals Corp.	28,646	164
	Occidental Petroleum Corp.	3,756	164
	Antero Midstream Corp.	14,973	150
*	Comstock Resources Inc.	18,121	150
*	NexTier Oilfield Solutions Inc.	18,852	150
	Equitrans Midstream Corp.	22,955	147

		Shares	Market Value ($000)
*	Bristow Group Inc.	3,999	133
*	Aemetis Inc.	8,103	104
*	Laredo Petroleum Inc.	1,269	97
*	Kosmos Energy Ltd.	18,271	89
*	Green Plains Inc.	2,677	88
*	Newpark Resources Inc.	21,964	83
	Kinetik Holdings Inc.	1,227	83
*	Ameresco Inc. Class A	1,208	78
	Coterra Energy Inc.	3,211	75
			25,335
Financials (24.7%)
	Blackstone Inc.	16,742	2,134
	Wells Fargo & Co.	33,643	1,796
	American Financial Group Inc.	11,433	1,548
	American International Group Inc.	24,794	1,518
	Charles Schwab Corp.	17,303	1,461
	PNC Financial Services Group Inc.	6,585	1,312
	Goldman Sachs Group Inc.	3,498	1,194
*	Credit Acceptance Corp.	2,010	1,106
	Aon plc Class A (XNYS)	3,572	1,044
	ServisFirst Bancshares Inc.	11,765	1,028
	Morgan Stanley	10,529	955
	Prudential Financial Inc.	8,386	936
	Pinnacle Financial Partners Inc.	8,353	844
	Bank of New York Mellon Corp.	13,254	704
*	Customers Bancorp Inc.	11,395	701
	Houlihan Lokey Inc. Class A	6,567	675
	Assured Guaranty Ltd.	10,684	662
	Signature Bank	1,846	637
	Ares Management Corp. Class A	7,474	606
	First Republic Bank	3,466	601
	Nasdaq Inc.	3,395	581
	Berkshire Hills Bancorp Inc.	17,987	559
	Bank of America Corp.	12,311	544
	Jefferies Financial Group Inc.	14,911	530
	Western Alliance Bancorp	5,224	490
	Marsh & McLennan Cos. Inc.	3,035	472
	Hope Bancorp Inc.	27,728	470
*	SVB Financial Group	751	455
	ConnectOne Bancorp Inc.	13,672	451
	Central Pacific Financial Corp.	15,289	446
	Comerica Inc.	4,533	433
	Flushing Financial Corp.	18,205	428
	Bank OZK	8,962	421
	Apollo Global Management Inc.	6,159	402
	Citizens Financial Group Inc.	7,542	395
	KKR & Co. Inc.	6,325	380
	Carlyle Group Inc.	7,821	367
	East West Bancorp Inc.	4,160	364
	Zions Bancorp NA	5,091	361
	PacWest Bancorp	7,146	353
	Hanmi Financial Corp.	13,472	352
	Eagle Bancorp Inc.	5,818	349
	Towne Bank	11,101	346
*	Bancorp Inc.	11,435	335
	HomeStreet Inc.	6,515	335
	Associated Banc-Corp.	13,566	331
	Brookline Bancorp Inc.	19,162	328

		Shares	Market Value ($000)
	Northfield Bancorp Inc.	19,717	310
*	Encore Capital Group Inc.	4,683	309
	Provident Financial Services Inc.	12,347	293
	Safety Insurance Group Inc.	3,503	292
	Employers Holdings Inc.	7,325	285
	Federal Agricultural Mortgage Corp. Class C	2,280	282
	Nelnet Inc. Class A	3,457	278
	WesBanco Inc.	7,489	274
	First Busey Corp.	9,887	271
	BancFirst Corp.	3,447	269
	UMB Financial Corp.	2,602	265
	Midland States Bancorp Inc.	8,715	256
	NBT Bancorp Inc.	6,612	254
*	MBIA Inc.	16,595	253
*	Metropolitan Bank Holding Corp.	2,454	251
	Byline Bancorp Inc.	9,170	250
	Cullen/Frost Bankers Inc.	1,736	244
	Navient Corp.	13,825	243
	FactSet Research Systems Inc.	588	239
	National Bank Holdings Corp. Class A	5,144	228
	Meta Financial Group Inc.	4,004	222
	BlackRock Inc.	294	219
	QCR Holdings Inc.	3,921	219
*	Triumph Bancorp Inc.	2,159	217
*	World Acceptance Corp.	1,077	212
	First American Financial Corp.	3,112	209
*	Silvergate Capital Corp. Class A	1,634	209
	MSCI Inc. Class A	395	198
	First Commonwealth Financial Corp.	12,051	195
	Hancock Whitney Corp.	3,501	195
	Bank of NT Butterfield & Son Ltd.	5,000	192
	OFG Bancorp	6,763	191
	Preferred Bank	2,439	191
	Discover Financial Services	1,441	178
	Kearny Financial Corp.	13,460	178
	First Financial Bancorp	7,149	176
	Univest Financial Corp.	6,072	176
	Enterprise Financial Services Corp.	3,433	170
	Southside Bancshares Inc.	4,049	169
	Horizon Bancorp Inc.	8,175	164
	Tradeweb Markets Inc. Class A	1,940	164
	Universal Insurance Holdings Inc.	14,182	164
	Raymond James Financial Inc.	1,464	161
	American Equity Investment Life Holding Co.	4,163	157
	Washington Trust Bancorp Inc.	2,886	157
*	Enova International Inc.	3,827	156
	Regional Management Corp.	2,914	150
	S&P Global Inc.	398	150
	Piper Sandler Cos.	1,002	148
	Lakeland Bancorp Inc.	7,952	143
	Lakeland Financial Corp.	1,780	143
	Fifth Third Bancorp	2,966	142
	Cboe Global Markets Inc.	1,172	137
*	EZCorp. Inc. Class A	22,894	137
	Live Oak Bancshares Inc.	2,145	137
*	LendingClub Corp.	7,303	136
	Wintrust Financial Corp.	1,225	122
	First BanCorp. (XNYS)	8,365	118

		Shares	Market Value ($000)
	Fulton Financial Corp.	6,420	116
	Independent Bank Corp.	4,725	112
	Old Republic International Corp.	4,095	108
	Sandy Spring Bancorp Inc.	2,279	107
*	Mr Cooper Group Inc.	2,092	106
	Cohen & Steers Inc.	1,283	104
	Amerant Bancorp Inc.	3,017	98
	Heritage Commerce Corp.	8,062	96
	First Bancorp (XNGS)	1,895	85
	1st Source Corp.	1,671	81
*	Nicolet Bankshares Inc.	809	77
	Moelis & Co. Class A	1,567	76
	B Riley Financial Inc.	1,238	74
	Morningstar Inc.	254	71
	Dime Community Bancshares Inc.	1,974	67
	Arthur J Gallagher & Co.	416	66
	Kinsale Capital Group Inc.	289	61
	Stock Yards Bancorp Inc.	1,042	56
	HarborOne Bancorp Inc.	3,543	52
	Cowen Inc. Class A	1,703	51
	Argo Group International Holdings Ltd.	1,209	51
	PennyMac Financial Services Inc.	830	48
	Origin Bancorp Inc.	969	45
	Intercontinental Exchange Inc.	347	44
	Goosehead Insurance Inc. Class A	494	43
	Brightsphere Investment Group Inc.	1,646	39
	Janus Henderson Group plc	1,094	37
	Hamilton Lane Inc. Class A	467	36
	KeyCorp	1,372	34
			46,629
Health Care (10.5%)
	UnitedHealth Group Inc.	5,550	2,641
	Pfizer Inc.	39,316	1,846
	HCA Healthcare Inc.	5,557	1,391
	Eli Lilly & Co.	4,698	1,174
	Danaher Corp.	3,947	1,083
	Anthem Inc.	1,824	824
	AbbVie Inc.	4,197	620
*	Tenet Healthcare Corp.	7,179	617
*	Edwards Lifesciences Corp.	5,068	570
*	IDEXX Laboratories Inc.	934	497
*	CorVel Corp.	3,060	487
*	Prestige Consumer Healthcare Inc.	7,461	444
*	Innoviva Inc.	21,984	422
	West Pharmaceutical Services Inc.	930	360
	Thermo Fisher Scientific Inc.	653	355
	Agilent Technologies Inc.	2,231	291
*	Omnicell Inc.	2,084	269
*	Intellia Therapeutics Inc.	2,682	265
*	Kezar Life Sciences Inc.	17,350	258
*	IVERIC bio Inc.	14,144	227
*	Inotiv Inc.	8,444	223
*	Lantheus Holdings Inc.	4,484	214
*	Horizon Therapeutics plc	2,342	214
*	Surgery Partners Inc.	3,539	185
*	Tandem Diabetes Care Inc.	1,602	181
*	Cerevel Therapeutics Holdings Inc.	6,497	172
	Owens & Minor Inc.	3,707	164

		Shares	Market Value ($000)
*	Avid Bioservices Inc.	7,102	146
*	Evolent Health Inc. Class A	5,464	146
*	Molina Healthcare Inc.	456	140
*	Intra-Cellular Therapies Inc.	2,499	139
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,172	139
*	ANI Pharmaceuticals Inc.	3,718	139
*	Zentalis Pharmaceuticals Inc.	2,645	132
*	OptimizeRx Corp.	2,885	131
*	BioCryst Pharmaceuticals Inc.	7,356	122
*	Varex Imaging Corp.	5,130	121
*	Anavex Life Sciences Corp.	10,652	117
*	Catalyst Pharmaceuticals Inc.	15,006	117
*	Cytokinetics Inc.	3,169	112
*	Inspire Medical Systems Inc.	444	108
*	RadNet Inc.	4,382	108
*	Repligen Corp.	513	101
*	Moderna Inc.	601	92
	Zoetis Inc.	463	90
*	Fulgent Genetics Inc.	1,336	83
*	Morphic Holding Inc.	2,063	82
*	Dynavax Technologies Corp.	6,390	78
*	Joint Corp.	1,819	75
*	Catalent Inc.	717	73
*	Community Health Systems Inc.	6,977	73
*	Prothena Corp. plc	2,049	71
	Bio-Techne Corp.	153	64
*	AtriCure Inc.	903	63
*	R1 RCM Inc.	2,323	63
*	Meridian Bioscience Inc.	2,292	58
*	Celldex Therapeutics Inc.	1,887	56
*	Avantor Inc.	1,516	53
*	Fulcrum Therapeutics Inc.	4,767	53
*	MannKind Corp.	19,479	51
	STERIS plc	199	48
*	AngioDynamics Inc.	1,868	44
*	United Therapeutics Corp.	266	44
*	AnaptysBio Inc.	1,420	43
*	Charles River Laboratories International Inc.	148	43
*	Enanta Pharmaceuticals Inc.	612	43
*	Masimo Corp.	266	42
*	Crinetics Pharmaceuticals Inc.	2,058	41
	Select Medical Holdings Corp.	1,757	41
*	ImmunoGen Inc.	6,955	39
*	Medpace Holdings Inc.	210	32
*	Protagonist Therapeutics Inc.	1,325	32
			19,682
Industrials (12.9%)
	Johnson Controls International plc	30,269	1,966
	Carlisle Cos. Inc.	4,921	1,168
	Robert Half International Inc.	6,550	788
	Sherwin-Williams Co.	2,603	685
	Eaton Corp. plc	3,995	616
	EnPro Industries Inc.	5,481	605
	Schneider National Inc. Class B	22,886	598
	Automatic Data Processing Inc.	2,801	573
	Dover Corp.	3,500	549
	WW Grainger Inc.	1,149	548
*	WESCO International Inc.	4,428	539

		Shares	Market Value ($000)
	Zurn Water Solutions Corp.	14,605	475
	Northrop Grumman Corp.	1,004	444
	Triton International Ltd.	6,683	439
	Old Dominion Freight Line Inc.	1,372	431
	Accenture plc Class A	1,342	424
	Carrier Global Corp.	8,771	394
*	AMN Healthcare Services Inc.	3,573	379
	Eagle Materials Inc.	2,712	371
	Applied Industrial Technologies Inc.	3,273	331
	Equifax Inc.	1,498	327
	United Parcel Service Inc. Class B	1,536	323
*	Saia Inc.	1,058	304
	SFL Corp. Ltd.	30,093	299
	Sealed Air Corp.	4,430	297
*	Cross Country Healthcare Inc.	13,056	292
*	Bill.Com Holdings Inc.	1,184	282
	Costamare Inc.	20,708	280
	nVent Electric plc	8,193	278
	Acuity Brands Inc.	1,514	276
*	Generac Holdings Inc.	845	267
*	Veritiv Corp.	2,479	266
*	Atkore Inc.	2,536	258
*	Builders FirstSource Inc.	3,290	245
	CRA International Inc.	2,718	241
	Pentair plc	3,806	220
	Quanta Services Inc.	2,008	219
*	Transcat Inc.	2,703	212
	Kforce Inc.	2,788	210
	Watts Water Technologies Inc. Class A	1,462	210
	Eagle Bulk Shipping Inc.	3,987	210
	Encore Wire Corp.	1,797	209
*	BlueLinx Holdings Inc.	2,284	204
	Herc Holdings Inc.	1,249	199
	Textainer Group Holdings Ltd.	5,380	191
	Norfolk Southern Corp.	735	189
*	Donnelley Financial Solutions Inc.	5,662	182
*	Trex Co. Inc.	1,914	176
	Covenant Logistics Group Inc. Class A	7,443	168
*	Aspen Aerogels Inc.	5,626	167
*	MYR Group Inc.	1,768	159
*	CoreCivic Inc.	17,315	158
	ArcBest Corp.	1,692	157
	Shyft Group Inc.	3,873	156
	Regal Rexnord Corp.	960	154
*	Daseke Inc.	12,164	153
	Louisiana-Pacific Corp.	2,083	150
	Standex International Corp.	1,377	146
	Korn Ferry	2,144	142
	Belden Inc.	2,440	137
*	Atlas Air Worldwide Holdings Inc.	1,716	134
*	Atlanticus Holdings Corp.	2,400	128
	Resources Connection Inc.	7,608	126
	Valmont Industries Inc.	576	125
	Tetra Tech Inc.	781	124
	Gorman-Rupp Co.	3,315	123
*	Ranpak Holdings Corp. Class A	5,048	122
*	TopBuild Corp.	560	120
*	Safe Bulkers Inc.	27,700	116

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	944	114
	Helios Technologies Inc.	1,420	111
*	Sterling Construction Co. Inc.	3,765	111
	Fortune Brands Home & Security Inc.	1,225	106
*	Keysight Technologies Inc.	632	99
	Heidrick & Struggles International Inc.	2,266	97
*	Cornerstone Building Brands Inc.	4,361	96
	Wabash National Corp.	5,644	96
	John Bean Technologies Corp.	833	94
*	Middleby Corp.	529	94
	Advanced Drainage Systems Inc.	753	88
*	Chart Industries Inc.	594	86
	Kadant Inc.	417	82
	Trane Technologies plc	523	80
*	NV5 Global Inc.	729	78
	Greenbrier Cos. Inc.	1,388	62
	Ryder System Inc.	784	62
*	Yellow Corp.	6,885	62
	Cintas Corp.	162	61
*	Paylocity Holding Corp.	286	61
*	Energy Recovery Inc.	3,173	60
*	API Group Corp.	2,766	60
*	Masonite International Corp.	593	56
	Genco Shipping & Trading Ltd.	2,781	54
*	TrueBlue Inc.	1,913	52
	Capital One Financial Corp.	321	49
*	Resideo Technologies Inc.	1,730	45
	Installed Building Products Inc.	426	41
	Franklin Electric Co. Inc.	473	40
*	Titan Machinery Inc.	1,220	35
			24,386
Real Estate (0.6%)
*	Jones Lang LaSalle Inc.	2,278	561
	Kennedy-Wilson Holdings Inc.	13,032	289
	Newmark Group Inc. Class A	11,662	206
*	Realogy Holdings Corp.	2,710	49
*	CBRE Group Inc. Class A	369	36
			1,141
Technology (12.7%)
	NVIDIA Corp.	12,131	2,958
*	Fortinet Inc.	5,616	1,935
*	Gartner Inc.	5,574	1,563
*	Synaptics Inc.	6,550	1,496
*	Perficient Inc.	12,355	1,259
*	Advanced Micro Devices Inc.	9,862	1,216
	Marvell Technology Inc.	16,074	1,098
*	Alphabet Inc. Class C	406	1,095
	Apple Inc.	5,554	917
*	Datadog Inc. Class A	4,221	680
	Applied Materials Inc.	4,321	580
	KLA Corp.	1,532	534
	QUALCOMM Inc.	2,911	501
*	ON Semiconductor Corp.	7,755	486
*	Palo Alto Networks Inc.	806	479
	Microsoft Corp.	1,309	391
	Dell Technologies Inc. Class C	7,223	368
*	Alphabet Inc. Class A	131	354

		Shares	Market Value ($000)
*	Globant SA	1,202	329
*	New Relic Inc.	4,806	318
	Oracle Corp.	4,156	316
	Concentrix Corp.	1,306	261
	Entegris Inc.	1,857	242
*	PDF Solutions Inc.	8,505	233
*	Arrow Electronics Inc.	1,864	227
	Lam Research Corp.	401	225
*	Axcelis Technologies Inc.	3,238	224
*	Cloudflare Inc. Class A	1,887	220
	Intuit Inc.	408	194
*	Avid Technology Inc.	5,303	167
*	Identiv Inc.	7,679	161
*	Photronics Inc.	8,115	149
	A10 Networks Inc.	10,256	146
*	Zscaler Inc.	581	139
*	MongoDB Inc. Class A	360	138
*	Super Micro Computer Inc.	3,462	136
*	Cadence Design Systems Inc.	777	118
*	Ultra Clean Holdings Inc.	2,452	112
	Teradyne Inc.	919	108
*	Box Inc. Class A	4,092	105
*	MACOM Technology Solutions Holdings Inc. Class H	1,727	104
*	Lattice Semiconductor Corp.	1,472	92
	Broadcom Inc.	154	90
*	FormFactor Inc.	2,223	90
	Monolithic Power Systems Inc.	197	90
	American Software Inc. Class A	3,982	87
*	Paycom Software Inc.	226	77
*	Alpha & Omega Semiconductor Ltd.	1,427	77
	Shutterstock Inc.	734	66
	NetApp Inc.	820	64
*	Veeco Instruments Inc.	2,193	63
*	Asana Inc. Class A	1,114	61
*	Grid Dynamics Holdings Inc.	4,896	60
*	Kimball Electronics Inc.	3,289	57
*	Manhattan Associates Inc.	412	55
*	HubSpot Inc.	102	54
	HP Inc.	1,503	52
*	Synopsys Inc.	158	49
*	TechTarget Inc.	612	48
*	SMART Global Holdings Inc.	1,742	48
	KBR Inc.	954	47
*	EMCORE Corp.	11,663	45
*	Novanta Inc.	296	40
*	SPS Commerce Inc.	297	39
*	SiTime Corp.	183	37
*	Ambarella Inc.	256	36
*	EPAM Systems Inc.	105	22
			23,828
Telecommunications (1.3%)
*	Arista Networks Inc.	4,599	565
	Motorola Solutions Inc.	1,492	329
	Juniper Networks Inc.	7,842	265
*	Anterix Inc.	4,680	249
*	WideOpenWest Inc.	14,441	245
*	Clearfield Inc.	3,350	215
*	Calix Inc.	3,209	174

		Shares	Market Value ($000)
*	Extreme Networks Inc.	10,694	123
*	Consolidated Communications Holdings Inc.	15,833	113
*	IDT Corp. Class B	2,119	77
	Ubiquiti Inc.	249	63
*	Infinera Corp.	5,118	47
*	Harmonic Inc.	3,989	37
			2,502
Utilities (0.4%)
	Waste Management Inc.	4,730	683
*	Evoqua Water Technologies Corp.	2,404	102
			785
Total Common Stocks (Cost $168,919)			187,466
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 0.138% (Cost $950)	9,504	950
Total Investments (100.0%) (Cost $169,869)			188,416
Other Assets and Liabilities—Net (0.0%)			38
Net Assets (100%)			188,454
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	3	655	(24)
Micro E-mini S&P 500 Index	March 2022	10	218	(15)
				(39)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.